SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock-Based Compensation Expenses
	Six months ended
	June 30,
	2026		2025

Cost of revenue of products		$174	$216
Cost of revenue of services		223	186
Research and development expenses, net		880	672
Selling and marketing expenses		905	556
General and administrative expenses	(*)	8,199	443
Other operating expenses, net		21	-

		$10,402	$2,073

(*) Including $7,000 related to the Additional Earn-Out Consideration, see Note 15.

Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Weighted Average Assumptions
Six months ended June 30,
2025

Risk-free interest	4.36%
Dividend yield	0%
Volatility	43.26%
Expected term (in years)	3.82

Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding as of January 1, 2026	3,862,523	$6.7	3.5	$24,140
Exercised	(903,945)	$7.4
Forfeited and cancelled	(73,750)	$6.5

Outstanding as of June 30, 2026	2,884,828	$6.5	3.3	$19,712

Exercisable as of June 30, 2026	1,121,053	$6.6	2.5	$7,248

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Weighted Average Assumptions
	Six months ended June 30,
	2026	2025

Risk-free interest	3.43%-3.66%	4.27% - 4.35%
Volatility	45.64%	44.17%
Expected term (in years)	1-4	1- 4
Minimal share price for vesting	7	5.25

Schedule of Stock Option Activity
Number of PSUs

Outstanding as of January 1, 2026	1,177,500
Granted	299,500
Vested	(234,625)
Forfeited and cancelled	-

Outstanding as of June 30, 2026	1,242,375